13. Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Lease maturity) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Year ending December 31, 2020		$ 62,183
Year ending December 31, 2021		64,048
Year ending December 31, 2022		43,655
Total payment		169,886
Amount representing interest		(30,946)
Lease Obligation, net	$ 106,596	$ 138,940